FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value, Option, Quantitative Disclosures [Line Items]
Schedule of financial assets and liabilities measured at fair value	The Company’s financial instruments measured at fair value on a recurring basis are summarized below:June 30, 2023(Amounts in thousands)Level 1Level 2Level 3TotalMortgage loans held for sale, at fair value$— $290,580 $— $290,580 Derivative assets, at fair value (1)— 1,993 271 2,264 Bifurcated derivative— — 237,667 237,667 Total Assets $— $292,573 $237,939 $530,512 Derivative liabilities, at fair value (1)$— $— $785 $785 Convertible preferred stock warrants (2)— — 2,830 2,830 Total Liabilities $— $— $3,615 $3,615 December 31, 2022(Amounts in thousands)Level 1Level 2Level 3TotalMortgage loans held for sale, at fair value$— $248,826 $— $248,826 Derivative assets, at fair value (1)— 2,732 316 3,048 Bifurcated derivative— — 236,603 236,603 Total Assets $— $251,558 $236,919 $488,477 Derivative liabilities, at fair value (1)$— $— $1,828 $1,828 Convertible preferred stock warrants (2)— — 3,096 3,096 Total Liabilities $— $— $4,924 $4,924 __________________(1)As of June 30, 2023 and December 31, 2022, derivative assets and liabilities represent both IRLCs and forward sale commitments.(2)Fair value is based on the intrinsic value of the Company’s underlying stock price at each balance sheet date and includes certain assumptions with regard to volatility.The Company’s financial instruments measured at fair value on a recurring basis are summarized below:December 31, 2022(Amounts in thousands)Level 1Level 2Level 3TotalMortgage loans held for sale, at fair value$— $248,826 $— $248,826 Derivative assets, at fair value (1)— 2,732 316 3,048 Bifurcated derivative— — 236,603 236,603 Total Assets $— $251,558 $236,919 $488,478 Derivative liabilities, at fair value (1)$— $— $1,828 $1,828 Convertible preferred stock warrants (2)— — 3,096 3,096 Total Liabilities $— $— $4,924 $4,924 December 31, 2021(Amounts in thousands)Level 1Level 2Level 3TotalMortgage loans held for sale, at fair value$— $1,854,435 $— $1,854,435 Derivative assets, at fair value (1)— 812 8,484 9,296 Bifurcated derivative— — — — Total Assets $— $1,855,247 $8,484 $1,863,731 Derivative liabilities, at fair value (1)$— $1,466 $916 $2,382 Convertible preferred stock warrants (2)— — 31,997 31,997 Total Liabilities $— $1,466 $32,913 $34,379 __________________(1)As of December 31, 2022 and 2021, derivative assets and liabilities represent both IRLCs and forward sale commitments.(2)Fair value is based on the intrinsic value of the Company’s underlying stock price at each balance sheet date and includes certain assumptions with regard to volatility.
Schedule of quantitative information regarding Level 3 fair value measurements inputs	The following table presents quantitative information about the significant unobservable inputs used in the recurring fair value measurements categorized within Level 3 of the fair value hierarchy:June 30, 2023(Amounts in dollars, except percentages)RangeWeighted AverageLevel 3 Financial Instruments:IRLCsPull-through factor5.44% -98.74%86.5 %Bifurcated derivativeRisk free rate5.36%5.4 %Expected term (years)0.25 0.25 Fair value of new preferred or common stock$4.94 - $12.54$5.67 Convertible preferred stock warrantsRisk free rate4.07% - 4.31%4.2 %Volatility rate36.9% - 74.6%65.0 %Expected term (years)3.74 - 5.244.4 Fair value of common stock $0.00 - $4.12$1.73 December 31, 2022(Amounts in dollars, except percentages)RangeWeighted AverageLevel 3 Financial Instruments:IRLCsPull-through factor14.66% -96.57%79.6 %Bifurcated derivativeRisk free rate4.69%4.69 %Expected term (years)0.75 0.75 Fair value of new preferred or common stock$10.63 - $19.05$9.77 Convertible preferred stock warrantsRisk free rate3.94% - 4.04%4.00 %Volatility rate40.4% - 123.8%65.0 %Expected term (years)4.24- 5.744.8 Fair value of common stock$0.00 - $6.60$1.60 The Company valued these warrants at issuance and at each reporting period, using the Black-Scholes option-pricing model and their respective terms, as can be seen below: (Amounts in thousands, except per share amounts)June 30, 2023December 31, 2022IssuanceFair value per shareFair ValueFair value per shareFair ValueSeptember 2018$1.46 $1,105 $1.66 $1,256 February 2019$1.46 73 $1.66 84 March 2019$1.00 375 $1.06 397 April 2019$1.00 1,170 $1.06 1,240 March 2020$0.80 107 $0.89 119 Total$2,830 $3,096 The following table presents quantitative information about the significant unobservable inputs used in the recurring fair value measurements categorized within Level 3 of the fair value hierarchy:December 31, 2022(Amounts in dollars, except percentages)RangeWeighted AverageLevel 3 Financial Instruments:IRLCsPull-through factor14.66% -96.57%79.6 %Bifurcated derivativeRisk free rate4.69%4.69 %Expected term (years)0.75%0.75 %Fair value of new preferred or common stock$10.63 - $19.05$9.77 Convertible preferred stock warrantsRisk free rate3.94%- 4.04%4.00 %Volatility rate40.4% - 123.8%65.0 %Expected term (years)4.24- 5.744.8 Fair value of common stock$0.00 - $6.60$1.60 December 31, 2021(Amounts in dollars, except percentages)RangeWeighted AverageLevel 3 Financial Instruments:IRLCsPull-through factor5.01% - 99.43%83.5 %Convertible preferred stock warrantsRisk free rate0.19% - 0.73%0.27 %Volatility rate32.8% - 120.3%65.0 %Expected term (years)0.5 - 2.00.7 Fair value of common stock$6.80 - $29.42$14.91 The Company valued these warrants at issuance and at each reporting period, using the Black-Scholes option-pricing model and their respective terms, as can be seen below: December 31,(Amounts in thousands, except per share amounts)20222021IssuanceFair value per shareFair ValueFair value per shareFair ValueSeptember 2018$1.66 $1,256 $13.70 $10,364 February 2019$1.66 84 $13.70 689 March 2019$1.06 397 $12.54 4,703 April 2019$1.06 1,240 $12.54 14,671 March 2020$0.89 119 $11.70 1,570 Total$3,096 $31,997
Schedule of change in the fair value of the warrant liabilities	The following table presents the rollforward of Level 3 convertible preferred stock warrants:Six Months Ended June 30,(Amounts in thousands)20232022Balance at beginning of period $3,096 $31,997 Exercises— — Change in fair value of convertible preferred stock warrants(266)(20,411)Balance at end of period $2,830 $11,586 The following table presents the rollforward of Level 3 convertible preferred stock warrants:Year Ended December 31,(Amounts in thousands)20222021Balance at beginning of year $31,997 $25,799 Issuances— — Exercises— (26,592)Change in fair value of convertible preferred stock warrants(28,901)32,790 Balance at end of year $3,096 $31,997
Aurora Acquisition Corp
Fair Value, Option, Quantitative Disclosures [Line Items]
Schedule of financial assets and liabilities measured at fair value	The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2023 by level within the fair value hierarchy:Quoted Prices inSignificant OtherSignificant OtherActive MarketsObservable InputsUnobservable(Level 1)(Level 2)Inputs (Level 3)Assets:Investments held in Trust Account – cash and cash equivalents$21,317,257 $— $— Liabilities: Derivative public warrant liabilities153,699 — — Derivative private warrant liabilities— — 326,902 Total Fair Value$21,470,956 $— $326,902 The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 by level within the fair value hierarchy:Quoted Prices inSignificant OtherSignificant OtherActive MarketsObservable InputsUnobservable(Level 1)(Level 2)Inputs (Level 3)Assets:Investments held in Trust Account – money market funds$282,284,619 $— $— Liabilities: Derivative public warrant liabilities91,126 — — Derivative private warrant liabilities— — 381,386 Total Fair Value$282,375,745 $— $381,386 The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 by level within the fair value hierarchy:Quoted Prices inActive Markets(Level 1)Significant OtherObservable Inputs(Level 2)Significant OtherUnobservable Inputs (Level 3)Assets:Investments held in Trust Account – money market funds$282,284,619 $— $— Liabilities: Derivative public warrant liabilities91,126 — — Derivative private warrant liabilities— — 381,386 Total Fair Value$282,375,745 $— $381,386
Schedule of quantitative information regarding Level 3 fair value measurements inputs	The following table provides the significant unobservable inputs used in the Modified Black Scholes model to measure the fair value of the Private Placement Warrants(1):At March 8, 2021 (InitialMeasurement) As of December 31, 2022As of June 30,2023Stock price10.02 10.09 10.45 Strike price11.50 11.50 11.50 Probability of completing a Business Combination90.00%40.00%60.00 %Remaining term (in years)5.52.891.13Volatility15.00%3.00%5.00 %Risk-free rate0.96%4.20%5.26 %Fair value of warrants0.86 0.07 0.06 The following table provides the significant unobservable inputs used in the Modified Black Scholes model to measure the fair value of the Private Placement Warrants(1):At March 8, 2021 (Initial Measurement) As of December 31, 2021As of December 31, 2022Stock price10.02 9.90 10.09 Strike price11.50 11.50 11.50 Probability of completing a Business Combination90.00%100.00%40.00 %Remaining term (in years)5.50 5.00 2.89 Volatility15.00%22.00%3.00 %Risk-free rate0.96%1.26%4.20 %Fair value of warrants0.86 1.59 0.07 ___________________(1)The expected term of the Private Placement Warrants has been adjusted to 2.89 as of December 31, 2022 due to multiple factors, including an expected additional 3-6 months duration of the Private Placement Warrants as a result of the extension of the date by which the Company has to consummate a business combination from March 8, 2023 to September 30, 2023. Additionally, weighted probability factors contribute to the decrease in term from the remaining 5 years per the previous date valued at December 31, 2021.
Schedule of change in the fair value of the warrant liabilities	The following tables provides a summary of the changes in the fair value of the Company’s financial instruments that are measured at fair value on a recurring basis:As of June 30, 2023Level 1Level 3Warrant LiabilitiesFair value as of December 31, 202291,126 381,386 472,512 Change in valuation inputs or other assumptions261,227 — 261,227 Fair value as of March 31, 2023352,353 381,386 733,739 Change in valuation inputs or other assumptions(198,654)(54,484)(253,138)Fair value as of June 30, 2023153,699 326,902 480,601 As of June 30, 2022Level 1Level 3Warrant LiabilitiesFair value as of December 31, 20214,677,805 8,662,912 13,340,717 Change in valuation inputs or other assumptions(2,187,034)108,967 (2,078,067)Fair value as of March 31, 20222,490,771 8,771,879 11,262,650 Change in valuation inputs or other assumptions(1,579,513)(2,233,833)(3,813,346)Fair value as of June 30, 2022911,258 6,538,046 7,449,304 The following table provides a summary of the changes in the fair value of the Company’s financial instruments that are measured at fair value on a recurring basis:Level 3Level 1Warrant LiabilitiesFair value as of December 31, 2020$— $— $— Initial measurement at March 8, 20219,152,167 4,730,000 13,882,167 Initial measurement of over-allotment warrants545,935 488,811 1,034,746 Change in valuation inputs or other assumptions(1,035,190)(541,006)(1,576,196)Fair value as of December 31, 20218,662,912 4,677,805 13,340,717 Change in valuation inputs or other assumptions(8,281,526)(4,586,679)(12,868,205)Fair value as of December 31, 2022$381,386 $91,126 $472,512